E1 Equity	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
E1 Equity

E1	Equity

Capital stock 2020

Capital stock at December 31, 2020, consisted of the following:

Capital stock
		Capital stock
Parent Company	Number of shares	(SEK million)
Class A shares	261,755,983	1,309
Class B shares	3,072,395,752	15,363
Total	3,334,151,735	16,672

The capital stock of the Parent Company is divided into two classes: Class A shares (quota value SEK 5.00) and Class B shares (quota value SEK 5.00). Both classes have the same rights of participation in the net assets and earnings. Class A shares, however, are entitled to one vote per share while Class B shares are entitled to one tenth of one vote per share.

At December 31, 2020, the total number of treasury shares was 6,043,960 (19,853,247 in 2019 and 37,057,039 in 2018) Class B shares. Ericsson did not repurchase shares in 2020 in relation to the Stock Purchase Plan.

Number of shares
		Capital stock
	Number of shares	(SEK million)
Number of shares Jan 1, 2020	3,334,151,735	16,672
Number of shares Dec 31, 2020	3,334,151,735	16,672

Dividend proposal

The Board of Directors propose a dividend for 2020 of SEK 2.00 per share (SEK 1.50 in 2019 and SEK 1.00 in 2018) to the Annual General Meeting.

Additional paid in capital

Additional paid in capital relates to payments made by owners and includes share premiums paid.

Other reserves

Other reserves include translation reserves, cash flow hedges and revaluation of borrowings.

Translation reserves (cumulative translation adjustments)

The cumulative translation adjustments comprise all foreign currency translation reserves arising from the translation of the financial statements of foreign operations and changes regarding revaluation of excess value in local currency as well as from the translation of liabilities that hedge the Company’s net investment in foreign subsidiaries.

Due to the COVID-19 pandemic effect on the financial markets, foreign exchanges rates fluctuated significantly during the year. SEK has strengthened against major currencies, especially USD, which resulted in negative currency translation adjustment of SEK -5.4 billion on consolidation.

Cash flow hedge reserve

For further information, see note F1 “Financial risk management.”

Revaluation of borrowings

For further information, see note F4 “Interest-bearing liabilities.”

Retained earnings

Retained earnings, including net income for the year, comprise the earned profits of the Parent Company and its share of net income in subsidiaries, joint ventures and associated companies. Retained earnings also include:

Remeasurements related to post-employment benefits

Actuarial gains and losses resulting from experience-based events and changes in actuarial assumptions, fluctuations in the effect of the asset ceiling, and adjustments related to the Swedish special payroll taxes. For more information, see note G1 “Post-employment benefits.”

Non-controlling interests

Equity in a subsidiary not attributable, directly or indirectly, to a parent.

Other reserves
	2020				2019
	Translation reserves	Cash flow hedge reserve	Revaluation of borrowings	Total other reserves	Translation reserves	Cash flow hedge reserve	Revaluation of borrowings	Total other reserves
Opening balance	2,967	(230)	(445)	2,292	893	—	72	965
Other comprehensive income
Items that will not be reclassified to profit or loss
Revaluation of borrowings due to change in credit risk	—	—	99	99	—	—	(651)	(651)
Tax on items that will not be reclassified to profit or loss	—	—	(20)	(20)	—	—	134	134
Items that have been or may be reclassified to profit or loss
Cash flow hedges
Gains/losses arising during the period	—	136	—	136	—	(290)	—	(290)
Reclassification to profit and loss	—	281	—	281	—	—	—	—
Translation reserves
Changes in translation reserves	(5,434)	—	—	(5,434)	1,943	—	—	1,943
Reclassification to profit and loss	124	—	—	124	54	—	—	54
Share of other comprehensive income of JV and assoicated companies	(81)	—	—	(81)	77	—	—	77
Tax on items that have been or may be reclassified to profit or loss	—	(86)	—	(86)	—	60	—	60
Other comprehensive income, net of tax	(5,391)	331	79	(4,981)	2,074	(230)	(517)	1,327
Total comprehensive income	(5,391)	331	79	(4,981)	2,074	(230)	(517)	1,327
Closing balance	(2,424)	101	(366)	(2,689)	2,967	(230)	(445)	2,292